Derivative warrant liability (Tables)	12 Months Ended
Dec. 31, 2021
Derivative Warrant Liability
Schedule of assumptions used to fair value

	Year ended December 31, 2021
	Derivative warrant liabilities
	December 31, 2021	September 15, 2021
	Period-End	Initial Recognition
Fair value (CAD)	$1.12	$1.93
Share price (CAD)	$3.11	$4.43
Exercise price (CAD)	$6.35	$6.33
Expected volatility	64.72%	62.06%
Option life (years)	4.71	5.0
Expected dividends	0%	0%